Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other current assets	$ 1,326	$ 2,871
Accrued Revenue	1,631	591
Other Receivable	3,187	947
Total	$ 6,144	$ 4,409	$ 2,039